Expense Example {- FundsManager 85% Portfolio} - 02.28 VIP FundsManager Funds Investor Combo PRO-13 - FundsManager 85% Portfolio - VIP FundsManager 85% Portfolio-Investor VIP	May 27, 2022 USD ($)
Expense Example:
1 year	$ 84
3 years	268
5 years	473
10 years	$ 1,063